Share-Based Compensation (Details)		1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2024 CNY (¥) shares	Jun. 30, 2025 $ / shares shares	Aug. 31, 2023 shares	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥)	Jan. 01, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Nov. 30, 2023 CNY (¥)	May 31, 2022
Share-Based Compensation [Line Items]
Non current liabilities (in Yuan Renminbi)				¥ 10,405,554		¥ 10,405,554	$ 1,533,589		¥ 10,405,554		¥ 10,405,554
Share Option [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash (in Yuan Renminbi) | ¥										¥ 3,500,000
Shares issued	1,757
Option Plan [Member]
Share-Based Compensation [Line Items]
Share options authorized											208,000
Reverse stock splits					1:25
Consideration price per share (in Dollars per share) | $ / shares					$ 226.5
2025 Employee Share Option Plan [Member]
Share-Based Compensation [Line Items]
Consideration price per share (in Dollars per share) | $ / shares		$ 11.82
Contractual life				10 years
Number of shares available for grant		617,072
Restricted Stock [Member] | 2025 Employee Share Option Plan [Member]
Share-Based Compensation [Line Items]
Contractual life				10 years
Number of shares available for grant		814,439
Restricted shares to employees				1,438,000
Lishang Seller [Member]
Share-Based Compensation [Line Items]
Reverse stock splits	1:25		1:25		1:25
Obliged to pay cash (in Yuan Renminbi) | ¥	¥ 3,500,000
Shares issued	1,239		679
Share options issued					10,862
Lishang [Member]
Share-Based Compensation [Line Items]
Acquisition of equity interest, percentage													51.00%
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
common stock par value (in Dollars per share) | $ / shares							$ 0.4	$ 0.4
Class A Ordinary Shares [Member] | 2023 Employee Share Option Plan [Member]
Share-Based Compensation [Line Items]
Shares issued		208,000
common stock par value (in Dollars per share) | $ / shares		$ 0.4
Class A Ordinary Shares [Member] | 2025 Employee Share Option Plan [Member]
Share-Based Compensation [Line Items]
Shares issued		1,208,000
IPO [Member] | Share Option [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash (in Yuan Renminbi) | ¥										¥ 12,400,000
IPO [Member] | Option Plan [Member]
Share-Based Compensation [Line Items]
Reverse stock splits						1:25
Share options granted and outstanding						583
Contractual life				10 years
IPO [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash (in Yuan Renminbi) | ¥												¥ 3,500,000
IPO [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash (in Yuan Renminbi) | ¥												¥ 12,400,000